Fair value measurements	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair value measurements
23.	Fair value measurements

Effective January 1, 2008, the Group adopted ASC 820-10, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosures about fair value measurements. Although adoption did not impact the Group’s consolidated financial statements, ASC 820-10 requires additional disclosures to be provided on fair value measurements.

ASC 820-10 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2—Include other inputs that are directly or indirectly observable in the marketplace or based on quoted price in markets that are not active

Level 3—Unobservable inputs which are supported by little or no market activity and are significant to the overall fair value measurement

ASC 820-10 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2013 and 2014.

	Fair value measurements as at December 31, 2013
(In thousands)	Total	Quoted prices in active market for indentifical assets (Level 1)	Significant other observable inputs (Level 2)	Significant observable inputs (Level 3)
Cash equivalent: time deposits with original maturities less than three months	30,892	—	30,892	—
Short term investments:
Time deposits	9,695	—	9,695	—
Investments in financial instruments	31,298	—	31,298	—
Warrant liabilities	(2,186)	—	(2,186)	—

	69,699	—	69,699	—

	Fair value measurements as at December 31, 2014
(In thousands)	Total	Quoted prices in active market for indentifical assets (Level 1)	Significant other observable inputs (Level 2)	Significant observable inputs (Level 3)
Cash equivalent: time deposits with original maturities less than three months	31,117	—	31,117	—
Short term investments:
Investments in financial instruments	29,426	—	29,426	—

	60,543	—	60,543	—